Business acquisitions and dispositions (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations1 [Abstract]
Disclosure of detailed information about business combinations
The following table summarizes the fair value of the consideration paid and the fair value assigned to each major class of assets and liabilities.

TOTAL
Cash consideration	161
Total cost to be allocated	161
Trade and other receivables	11
Other non-cash working capital	(4)
Property, plant and equipment	13
Finite-life intangible assets	6
Indefinite-life intangible assets	76
Deferred tax liabilities	(20)
Other non-current liabilities	(1)
81
Cash and cash equivalents	1
Fair value of net assets acquired	82
Goodwill (1)	79
(1) Goodwill arises principally from the assembled workforce, expected synergies and future growth. Goodwill is not deductible for tax purposes. The goodwill arising from the transaction was allocated to our Bell Media group of CGUs.
The following table summarizes the fair value of the consideration paid and the fair value assigned to each major class of assets and liabilities.

TOTAL
Cash consideration	218
Finite-life intangible assets	8
Non-current assets	1
Current liabilities	(3)
Non-current liabilities	(8)
Fair value of net assets acquired	(2)
Goodwill (1)	220
(1) Goodwill arises principally from the ability to leverage media content and expected future growth. The amount of goodwill deductible for tax purposes is $163 million at a 7% annual rate declining balance. The goodwill arising from the transaction was allocated to our Bell Media group of CGUs.
The following table summarizes the fair value of the consideration paid and the fair value assigned to each major class of assets and liabilities.

TOTAL
Cash consideration	170
Fair value of previously held interest in Q9 and favourable purchase option	131
Note receivable from Q9	517
Total cost to be allocated	818
Trade and other receivables	19
Other non-cash working capital	(39)
Property, plant and equipment	311
Finite-life intangible assets	267
Long-term debt	(7)
Deferred tax liabilities	(69)
Other non-current liabilities	(16)
466
Cash and cash equivalents	12
Fair value of net assets acquired	478
Goodwill (1)	340
(1) Goodwill arises principally from the assembled workforce, expected synergies and future growth. Goodwill is not deductible for tax purposes. The goodwill arising from the transaction was allocated to our Bell Wireline group of CGUs.

The following table summarizes the fair value of the consideration paid and the fair value assigned to each major class of assets and liabilities.

Total
Cash consideration	1,339
Issuance of 27.6 million BCE common shares (1)	1,594
Total cost to be allocated	2,933
Trade and other receivables	91
Other non-cash working capital	(164)
Assets held for sale (2)	302
Property, plant and equipment	978
Finite-life intangible assets (3)	979
Indefinite-life intangible assets (4)	280
Deferred tax assets	32
Other non-current assets	129
Debt due within one year	(251)
Long-term debt	(721)
Other non-current liabilities	(49)
1,606
Cash and cash equivalents	(16)
Fair value of net assets acquired	1,590
Goodwill (5)	1,343

(1) Recorded at fair value based on the market price of BCE common shares on the acquisition date.
(2) Consists of finite-life and indefinite-life intangible assets recorded at fair value less costs to sell.
(3) Consists mainly of customer relationships.
(4) Indefinite-life intangible assets of $228 million and $52 million were allocated to our Bell Wireless and Bell Wireline groups of cash generating units (CGUs), respectively.
(5) Goodwill arises principally from the assembled workforce, expected synergies and future growth. Goodwill is not deductible for tax purposes. Goodwill arising from the transaction of $677 million and $666 million was allocated to our Bell Wireless and Bell Wireline groups of CGUs, respectively.